SCA Absolute Return Fund

Investor Class: SCARX

SCA Directional Fund

Investor Class: SCADX

each a series of Northern Lights Fund Trust

Supplement dated February 11, 2013 to the Prospectus and the

Statement of Additional Information (“SAI”) dated October 29, 2012

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Battenkill Capital Management, Inc. (“Battenkill”) is no longer managing any portion of the assets of the SCA Absolute Return Fund or SCA Directional Fund (each a “Fund” and collectively referred to as the “Funds”), and the Funds’ investment adviser does not expect to allocate any of the Funds’ assets to Battenkill to manage in the future. References in the Funds’ Prospectus and Statement of Additional Information to Battenkill or its portfolio manager should be disregarded.

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This Supplement, and the Prospectus and Statement of Additional Information both dated October 29, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-282-1100.